Accrued Liabilities	12 Months Ended
Dec. 31, 2021
Accrued Liabilities, Current [Abstract]
Accrued Liabilities	Accrued Liabilities

Accrued liabilities at December 31, 2021 and 2020 consisted of the following:

	December 31,
	2021	2020
Payroll and benefits	$28	$35
Accrued interest	21	24
Restructuring and plant closing costs	29	10
Emissions compliance obligations	10	—
Rebate accrual	9	18
Other miscellaneous accruals	28	31
Total	$125	$118